Schedule of Employee Benefit Plans (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions	$ 28,433	$ 23,919	$ 55,104	$ 50,839	$ 97,826	$ 86,105
Total employee benefit plan expense					11,201	6,272
Total statutory contribution expense			9,782	8,700	505	4,347
EPF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions					9,345	5,176
Total statutory contribution expense			8,189	7,190	474	3,781
SOCSO [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions					1,013	650
Total statutory contribution expense			910	871	14	244
EIS [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions					116	74
Total statutory contribution expense			104	100	2	28
HRDF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions					728	373
Total statutory contribution expense					15	295
Human Resource Development Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions
Total statutory contribution expense			$ 579	$ 539